Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Furniture, fixtures and equipment	$ 18,167	$ 26,053
Intangible assets	111,954	110,807
Goodwill	424,961	421,578
Investments in associates and joint ventures	364,946	76,300
Non-current financial assets	1,490	1,351
Deferred tax assets	4,383	6,204
Total non-current assets	925,901	642,293
Current assets
Trade receivables	28,809	49,371
Loans to customers	68	93,115
Other receivables	10,750	59,112
Prepayments	9,061	25,809
Inventories		7,752
Other current financial assets	856	1,535
Marketable securities		42,146
Cash and cash equivalents	134,168	139,487
Total cash, cash equivalents, and marketable securities	134,168	181,633
Total current assets	183,711	418,327
TOTAL ASSETS	1,109,612	1,060,620
Equity
Share capital	24	24
Other paid in capital	765,129	814,177
Retained earnings	283,334	99,513
Foreign currency translation reserve	408	(1,508)
Equity attributed to equity holders of the parent	1,048,895	912,206
Non-controlling interests
Total equity	1,048,895	912,206
Non-current liabilities
Non-current lease liabilities and other loans	3,584	9,181
Deferred tax liabilities	11,745	10,526
Other non-current liabilities	68	137
Total non-current liabilities	15,397	19,844
Current liabilities
Trade and other payables	25,454	57,125
Current lease liabilities and other loans	5,389	47,793
Income tax payable	1,094	7,803
Deferred revenue	345	708
Other current liabilities	13,040	15,142
Total current liabilities	45,320	128,570
Total liabilities	60,717	148,414
TOTAL EQUITY AND LIABILITIES	$ 1,109,612	$ 1,060,620